Financial assets at fair value through profit or loss	12 Months Ended
Dec. 31, 2025
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss

7 Financial assets at fair value through profit or loss

(€ million)	December 31, 2025	December 31, 2024
Financial assets held for trading
Bonds issued by sovereign states	734	965
Other securities	6,168	5,474
	6,902	6,439
Other financial assets at fair value through profit or loss
Other securities	89	358
	89	358
	6,991	6,797

The Company has established a liquidity reserve as part of its financial framework with a view of ensuring an adequate level of flexibility to the Group development plans and of copying with unexpected fund shortfalls or a sudden phase of credit crunch and restrictions in accessing financial markets. The management of this liquidity reserve is performed through trading activities with the aim of optimizing returns, within a predefined and authorized level of risk threshold, targeting the preservation of the invested capital and the ability to promptly convert it into cash.

Financial assets held for trading include securities subject to lending agreements of €579 million (€738 million at December 31, 2024).

The breakdown by currency is provided below:

(€ million)	December 31, 2025	December 31, 2024
Financial assets held for trading
Euro	4,458	4,230
U.S. dollars	2,444	2,209
	6,902	6,439
Other financial assets at fair value through profit or loss
Euro		162
U.S. dollars	89	196
	89	358
	6,991	6,797

The breakdown by issuing entity and credit rating is presented below:

	Nominal value (€ million)	Fair Value (€ million)	Rating - Moody's	Rating - S&P
Quoted bonds issued by sovereign states
Fixed rate bonds
Italy	56	57	Baa2	BBB+
United States of America	483	481	Aa1	AA+
France	65	65	Aa3	A+
Other (*)	125	124	from Aaa to Baa2	from AAA to BBB-
	729	727
Floating rate bonds
Italy	7	7	Baa2	BBB+
	7	7
Total quoted bonds issued by sovereign states	736	734

Other Bonds
Fixed rate bonds
Quoted bonds issued by industrial companies	2,909	2,940	from Aaa to Ba2	from AAA to BB
Quoted bonds issued by financial and insurance companies	1,086	1,098	from Aa1 to Baa3	from AA+ to BBB-
Other bonds	355	363	from Aaa to Ba1	from AAA to BB+
	4,350	4,401
Floating rate bonds
Quoted bonds issued by industrial companies	608	612	from Aa2 to Ba1	from AA to BB+
Quoted bonds issued by financial and insurance companies	867	873	from Aa1 to Baa2	from AA+ to BBB
Other bonds	280	282	from Aaa to Baa2	from AAA to BBB
	1,755	1,767
Total other bonds	6,105	6,168

Total financial assets held for trading	6,841	6,902

Other financial assets at fair value through profit or loss	85	89	from Aaa to Baa1	from AAA to BBB+

	6,926	6,991

(*) Amounts included herein are lower than €50 million.

Other financial assets at fair value through profit or loss consisted of investments in Money Market funds.

The fair value hierarchy for financial assets held for trading is level 1 for €6,297 million and level 2 for €605 million. The fair value hierarchy for other financial assets measured at fair value with effects to profit or loss is level 2. During 2025, there were no significant transfers between the different hierarchy levels of fair value.